Private Placement (Details) - $ / shares		6 Months Ended	9 Months Ended
	Feb. 12, 2026	Jun. 30, 2026	Dec. 31, 2025
Private Placement [Line Items]
Initial business combination period			30 days
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants	1
Subsequent Event [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of units issued	665,000
Initial Business Combination [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Completion of the initial business combination		30 days	30 days
Sponsor [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of units issued	265,000
Private Placement Units [Member]
Private Placement [Line Items]
Number of units issued	665,000
Price per share (in Dollars per share)	$ 10
Private Placement Units [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued	265,000
IPO [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)	$ 10
IPO [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of units issued	400,000
IPO [Member] | Subsequent Event [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)	$ 10
IPO [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued	23,000,000
IPO [Member] | Sponsor [Member] | Subsequent Event [Member]
Private Placement [Line Items]
Number of units issued	23,000,000
Private Placement [Member]
Private Placement [Line Items]
Number of units issued	665,000
Price per share (in Dollars per share)	$ 10
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Initial business combination period		30 days	30 days
Private Placement [Member] | Subsequent Event [Member]
Private Placement [Line Items]
Number of units issued	665,000
Price per share (in Dollars per share)	$ 10
Private Placement [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of units issued	400,000
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of units issued	265,000
Private Placement [Member] | Sponsor [Member] | Subsequent Event [Member]
Private Placement [Line Items]
Number of units issued	265,000
Public Share [Member] | Initial Business Combination [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Obligation to redeem public shares percentage		100.00%	100.00%
Public Share [Member] | Private Placement Units [Member]
Private Placement [Line Items]
Number of public shares	1
Public Share [Member] | Private Placement [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of units issued	1
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)		$ 18
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)	11.5
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of ordinary shares	1